APPROPRIATED RESERVES - Additional information (Details)	12 Months Ended
Dec. 31, 2019
APPROPRIATED RESERVES
Explanation of terms to maintain non distributable reserve	The legal reserve fulfills two objetives: to increase and maintain the company's capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders.Pursuant to Article 130 of Tax Statute, a non-distributable reserve to the shareholders was established for the 70% of the excess of the tax depreciation over accounting depreciation. The article 130 of Tax Statute was abolished by Law 1819 of 2016.